[CIGNA TREE LOGO GRAPHIC APPEARS HERE]


                                                        CIGNA VARIABLE PRODUCTS
                                                             S&P 500 INDEX FUND






                                                              Semiannual Report





                                                                  June 30, 1997

--------------------------------------------------------------------------------
                                                                               1


DEAR SHAREHOLDER:

We are pleased to provide this report for CIGNA Variable Products S&P 500 Index Fund, covering the six months ended June 30, 1997.

MARKET REVIEW

During the second quarter of 1997 market participants appeared to shrug off first quarter warnings that evidence of excessive growth within the economy would cause a halt to the equity market's remarkable advance. There was increasing sentiment in the bond markets that any moves to tighten credit would be pushed further into the future. The market advanced over the second quarter in almost linear fashion producing the best calendar quarter ending returns in over ten years. Also aiding the stock market was evidence that the economy continues to be largely self correcting. A decline in retail sales tempered concerns associated with expanding consumer debt, and businesses worked to maintain inventory by cutting consumer goods production.

FUND RESULTS

The Fund continued its excellent performance throughout the first half of the year. The Fund returned 20.48% (20.60% before expenses of 0.12%) for the first half, including a result of 17.45% for the second quarter alone. This compares with 20.61% and 17.46%, respectively, for the S&P 500 Index, a group of unmanaged securities. The Fund attempts to replicate the total return performance of the S&P 500 Index, after Fund expenses.

OUTLOOK

Concerns over excessive investor optimism are appearing more frequently in investment publications. Many would argue that the best possible scenario of continued low inflation, increasing productivity, well-behaved growth and a steady stream of positive earnings surprises is fully represented in current market levels. There also seems to be consensus that even minor disappointments would result in a noticeable correction. Yet the professional investment management world is cluttered with those that have bet wrongly on the strength of this market, and few now envision a sustainable or prolonged decline.



Sincerely,


/s/ R. Bruce Albro


R. Bruce Albro
Chairman of the Board and President
CIGNA Variable Products S&P 500 Index Fund

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES
June 30, 1997 (Unaudited)                                                      2

                                                              MARKET
                                                 NUMBER OF     VALUE
                                                    SHARES     (000)
---------------------------------------------------------------------
COMMON STOCKS - 94.3%
General Electric Co.                                39,400   $ 2,576
Coca-Cola Co.                                       29,600     1,998
Exxon Corp.                                         29,600     1,820
Microsoft Corp.*                                    14,300     1,807
Merck & Co., Inc.                                   14,400     1,490
Royal Dutch Petroleum Co.                           25,600     1,392
Intel Corp.                                          9,800     1,390
Philip Morris Companies, Inc.                       29,400     1,305
Procter & Gamble Co.                                 8,200     1,158
International Business Machines Corp.               12,400     1,118
Johnson & Johnson                                   15,900     1,024
Bristol-Myers Squibb Co.                            12,000       972
Wal-Mart Stores, Inc.                               27,400       926
Pfizer, Inc.                                         7,700       920
American International Group, Inc.                   5,650       844
du Pont (E.I.) de Nemours & Co.                     13,400       843
Lilly (Eli) & Co.                                    6,600       721
PepsiCo, Inc.                                       18,400       691
SBC Communications, Inc.                            11,003       681
A T & T Corp.                                       19,400       680
Hewlett-Packard Co.                                 12,100       678
Citicorp                                             5,500       663
Mobil Corp.                                          9,400       657
Disney ( Walt) Co.                                   8,100       650
Gillette Co.                                         6,600       625
Abbott Laboratories                                  9,200       614
NationsBank Corp.                                    9,210       594
American Home Products Corp.                         7,600       581
Federal National Mortgage Association               13,100       571
Chevron Corp.                                        7,700       569
BankAmerica Corp.                                    8,600       555
Lucent Technologies, Inc.                            7,684       554
BellSouth Corp.                                     11,900       552
Motorola, Inc.                                       7,000       532
Ford Motor Co.                                      14,000       528
Cisco Systems, Inc.*                                 7,800       524
Minnesota Mining and Manufacturing Co.               5,100       520
Chase Manhattan Corp.                                5,292       514

Amoco Corp.                                          5,900   $   513
General Motors Corp.                                 9,000       501
GTE Corp.                                           11,400       500
Travelers Group, Inc.                                7,493       473
Boeing Company                                       8,626       458
Ameritech Corp.                                      6,600       448
American Express Company                             5,700       425
Schering-Plough Corp.                                8,800       421
Unilever NV                                          1,900       414
McDonald's Corp.                                     8,300       401
Warner-Lambert Co.                                   3,200       398
Bell Atlantic Corp.                                  5,200       395
Oracle Systems Corp.*                                7,675       387
Allstate Corp.                                       5,298       387
Home Depot, Inc.                                     5,600       386
Morgan Stanley, Dean Witter, Discover & Co.          8,870       382
Schlumberger Ltd.                                    2,900       362
Texaco, Inc.                                         3,300       359
Banc One Corp.                                       7,044       341
WorldCom, Inc.*                                     10,400       333
Kimberly-Clark Corp.                                 6,632       330
Time Warner, Inc.                                    6,600       318
Compaq Computer Corp.*                               3,200       318
Columbia/HCA Healthcare Corp.                        8,000       315
Wells Fargo & Co.                                    1,166       314
NYNEX Corp.                                          5,400       311
MCI Communications Corp.                             8,133       311
First Union Corp.                                    3,320       307
Eastman Kodak Co.                                    4,000       307
Xerox Corp.                                          3,800       300
Federal Home Loan Mortgage Corp.                     8,700       299
Monsanto Company                                     6,900       297
Emerson Electric Co.                                 5,200       286
Chrysler Corp.                                       8,700       285
Campbell Soup Company                                5,600       280
Allied-Signal, Inc.                                  3,300       277
Northern Telecom Ltd.                                3,000       273
Sprint Corp.                                         5,100       268
Atlantic Richfield Co.                               3,800       268


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1997 (Unaudited)                                                     3

                                                              MARKET
                                                 NUMBER OF     VALUE
                                                    SHARES     (000)
---------------------------------------------------------------------
Dow Chemical Co.                                     3,000   $   261
Merrill Lynch & Co., Inc.                            4,200       250
Sears, Roebuck & Company                             4,600       247
Norwest Corp.                                        4,400       247
Dell Computer Corp.*                                 2,100       247
Sara Lee Corp.                                       5,900       246
First Chicago NBD Corp.                              4,053       245
Anheuser-Busch Companies, Inc.                       5,800       243
Lockheed Martin Corp.                                2,330       241
Computer Associates International, Inc.              4,275       238
First Data Corp.                                     5,400       237
Caterpillar, Inc.                                    2,200       236
United Technologies Corp.                            2,800       232
Morgan (J.P.) & Co.                                  2,200       230
Medtronic, Inc.                                      2,800       227
Colgate-Palmolive Co.                                3,400       222
U. S. WEST Communications, Inc.                      5,700       215
Kellogg Co.                                          2,500       214
Pharmacia & Upjohn, Inc.                             6,010       209
Union Pacific Corp.                                  2,900       204
Bank of New York, Inc.                               4,600       200
NIKE, Inc., Class B                                  3,400       198
Heinz (H.J.) Co.                                     4,300       198
---------------------------------------------------------------------
TOTAL 100-LARGEST STOCKS                                      54,072
---------------------------------------------------------------------
Fleet Financial Group, Inc.                          3,016       191
Texas Instruments, Inc.                              2,200       185
Waste Management, Inc.                               5,700       183
General Re Corp.                                     1,000       182
Duke Power Co.                                       3,762       180
ConAgra, Inc.                                        2,800       180
Amgen, Inc.*                                         3,100       180
3Com Corp.*                                          4,000       180
CIGNA Corp.                                          1,000       178
Seagram Company Ltd.                                 4,400       177
Aetna, Inc.                                          1,726       177
Southern Company                                     7,900       173
McDonnell Douglas Corp.                              2,500       171
International Paper Co.                              3,507       170

Westinghouse Electric Corp.                          7,300    $  169
Baxter International, Inc.                           3,200       167
PNC Bank Corp.                                       4,000       166
Deere & Co.                                          3,000       165
Burlington Northern Santa Fe Corp.                   1,789       161
Sun Microsystems, Inc.*                              4,300       160
Automatic Data Processing, Inc.                      3,400       160
Airtouch Communications, Inc.*                       5,800       159
Gannett Co., Inc.                                    1,600       158
Penney (J.C.) Co., Inc.                              3,000       157
CPC International, Inc.                              1,700       157
Walgreen Co.                                         2,900       156
Norfolk Southern Corp.                               1,500       151
Aluminum Co. of America                              2,000       151
Illinois Tool Works, Inc.                            3,000       150
Corning, Inc.                                        2,700       150
Mellon Bank Corp.                                    3,300       149
KeyCorp                                              2,658       149
Archer-Daniels-Midland                               6,332       149
Applied Materials, Inc.*                             2,100       149
U.S. WEST Media Group                                7,300       148
Rockwell International Corp.                         2,500       147
Chubb Corp.                                          2,200       147
Dayton Hudson Corp.                                  2,700       144
CSX Corp.                                            2,600       144
SunTrust Corp.                                       2,600       143
Raytheon Co.                                         2,800       143
MBNA Corp.                                           3,875       142
Household International, Inc.                        1,200       141
CoreStates Financial Corp.                           2,600       140
American General Corp.                               2,898       138
National City Corp.                                  2,600       137
May Department Stores Co.                            2,900       137
First Bank System, Inc.                              1,600       137
Philips Petroleum Co.                                3,100       136
Textron, Inc.                                        2,000       133
Conseco, Inc.                                        3,600       133
Loews Corp.                                          1,300       130
Bank of Boston Corp.                                 1,800       130

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1997 (Unaudited)                                                     4

                                                              MARKET
                                                 NUMBER OF     VALUE
                                                    SHARES     (000)
---------------------------------------------------------------------
Viacom, Inc. Class B*                                4,300   $   129
Boston Scientific Corp.*                             2,100       129
Marsh & McLennan Companies, Inc.                     1,800       128
GAP, Inc.                                            3,300       128
Edison International                                 5,100       127
Barnett Banks, Inc.                                  2,400       126
Tyco International Ltd.                              1,800       125
Tellabs, Inc.*                                       2,200       123
Wachovia Corp.                                       2,100       122
U.S. Bancorp, Inc.                                   1,900       122
Tele-Communications, Inc., Class A*                  8,200       122
PPG Industries, Inc.                                 2,100       122
Enron Corp.                                          3,000       122
Goodyear Tire & Rubber Co.                           1,900       120
Toys 'R' Us, Inc.*                                   3,400       119
Pitney-Bowes, Inc.                                   1,700       118
General Mills, Inc.                                  1,800       117
PG & E Corp.                                         4,800       116
Hartford Financial Services Group*                   1,400       116
CUC International, Inc.*                             4,500       116
Weyerhaeuser Co.                                     2,200       114
United Healthcare Corp.                              2,200       114
Honeywell, Inc.                                      1,500       114
Unocal Corp.                                         2,900       113
AMP, Inc.                                            2,712       113
Halliburton Co.                                      1,400       111
EMC Corp.*                                           2,800       109
Ralston Purina Co.                                   1,300       107
Mattel, Inc.                                         3,145       107
Fifth Third Bancorp.                                 1,300       107
Tribune Co.                                          2,200       106
Tenet Healthcare Corp.                               3,600       106
Seagate Technology, Inc.*                            3,000       106
Avon Products, Inc.                                  1,500       106
Albertson's, Inc.                                    2,900       106
Air Products & Chemicals, Inc.                       1,300       106
Hershey Foods Corp.                                  1,900       105
USX-Marathon Group                                   3,600       104
Micron Technology, Inc.                              2,600       104

Avery Dennison Corp.                                 2,600    $  104
CVS Corp.                                            2,000       103
Praxair, Inc.                                        1,800       101
Aon Corp.                                            1,950       101
Occidental Petroleum Corp.                           4,000       100
Marriott International, Inc.                         1,600        98
FPL Group, Inc.                                      2,100        97
Barrick Gold Corp.                                   4,400        97
---------------------------------------------------------------------
TOTAL 200-LARGEST STOCKS                                      67,668
---------------------------------------------------------------------
American Electric Power Co., Inc.                    2,300        97
Alcan aluminum Ltd.                                  2,800        97
Wrigley (Wm.) Jr. Company                            1,400        94
Georgia-Pacific Corp.                                1,100        94
Kroger Co.*                                          3,200        93
AMR Corp.*                                           1,000        93
ITT Corp.                                            1,500        92
Great Western Financial Corp.                        1,700        91
Texas Utilities Co.                                  2,600        90
Tenneco, Inc.                                        2,000        90
Federated Department Stores, Inc.*                   2,600        90
Browning-Ferris Industries, Inc.                     2,700        90
Service Corporation International                    2,700        89
American Stores Co.                                  1,800        89
Thermo Electron Corp.*                               2,600        88
Comerica, Inc.                                       1,300        88
HFS, Inc.*                                           1,500        87
Bankers Trust New York Corp.                         1,000        87
Ingersol-Rand Co.                                    1,400        86
Dover Corp.                                          1,400        86
Crown Cork & Seal Co., Inc.                          1,600        86
Williams Companies, Inc.                             1,950        85
Schwab (Charles) Corp.                               2,100        85
Cognizant Corp.                                      2,100        85
Sysco Corp.                                          2,300        84
Masco Corp.                                          2,000        84
Lincoln National Corp.                               1,300        84
Hilton Hotels Corp.                                  3,100        82
Costco Companies, Inc.*                              2,500        82

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1997 (Unaudited)                                                     5

                                                              MARKET
                                                 NUMBER OF     VALUE
                                                    SHARES     (000)
---------------------------------------------------------------------
PacifiCorp                                           3,700    $   81
Federal Express Corp.*                               1,400        81
Dominion Resources, Inc.                             2,200        81
Becton, Dickinson and Co.                            1,600        81
TRW, Inc.                                            1,400        80
Pioneer Hi-Bred International, Inc.                  1,000        80
ALLTEL Corp.                                         2,400        80
Newell Company                                       2,000        79
Eaton Corp.                                            900        79
Clorox Co.                                             600        79
Lowes Companies, Inc.                                2,100        78
Newmont Mining Corp.                                 1,963        77
Guidant Corp.                                          900        77
UNUM Corp.                                           1,800        76
St. Paul Companies, Inc.                             1,000        76
Quaker Oats Co.                                      1,700        76
Genuine Parts Co.                                    2,250        76
Transamerica Corp.                                     800        75
SAFECO Corp.                                         1,600        75
Republic New York Corp.                                700        75
Fortune Brands, Inc.                                 2,000        75
Dresser Industries, Inc.                             2,000        75
Delta Air Lines, Inc.                                  900        74
Consolidated Edison Co. of N.Y., Inc.                2,500        74
Cardinal Health, Inc.                                1,300        74
Union Pacific Resources Group, Inc.                  2,949        73
Salomon, Inc.                                        1,300        72
Rohm & Haas Co.                                        800        72
Freeport McMoRan Copper & Gold, Inc., Class B        2,300        72
Winn-Dixie Stores, Inc.                              1,900        71
Union Carbide Corp.                                  1,500        71
McGraw-Hill, Inc.                                    1,200        71
Kmart Corp.                                          5,800        71
International Flavors & Fragrances, Inc.             1,400        71
Rite Aid Corp.                                       1,400        70
Public Service Enterprises Group, Inc.               2,800        70
Donnelley (R.R.) & Sons Co.                          1,900        70
Cooper Industries, Inc.                              1,400        70
Baker Hughes, Inc.                                   1,800        70

Limited, Inc.                                        3,400     $  69
Coastal Corp.                                        1,300        69
VF Corp.                                               800        68
Sherwin-Williams Co.                                 2,200        68
Phelps Dodge Corp.                                     800        68
Parametric Technology Corp.*                         1,600        68
Entergy Corp.                                        2,500        68
Carolina Power & Light Co.                           1,900        68
MGIC Investment Corp.                                1,400        67
Equifax, Inc.                                        1,800        67
Digital Equipment Corp.*                             1,900        67
Amerada Hess Corp.                                   1,200        67
Times Mirror Co., Class A                            1,200        66
Champion International Corp.                         1,200        66
Burlington Resources, Inc.                           1,500        66
Consolidated Natural Gas Co.                         1,200        65
Computer Sciences Corp.*                               900        65
Torchmark Corp.                                        900        64
Eastman Chemical Co.                                 1,000        64
Nucor Corp.                                          1,100        62
Case Corp.                                             900        62
UST, Inc.                                            2,200        61
Interpublic Group of Companies, Inc.                 1,000        61
Green Tree Financial Corp.                           1,700        61
Bay Networks, Inc.*                                  2,300        61
Unicom Corp.                                         2,700        60
Inco Ltd.                                            2,000        60
General Dynamics Corp.                                 800        60
Rubbermaid, Inc.                                     2,000        59
PECO Energy Co.                                      2,800        59
New York Times Co., Class A                          1,200        59
Knight-Ridder, Inc.                                  1,200        59
----------------------------------------------------------------------
TOTAL 300-LARGEST STOCKS                                      75,218
----------------------------------------------------------------------
Jefferson-Pilot Corp.                                  850        59
Parker-Hannifin Corp.                                  950        58
Houston Industries, Inc.                             2,700        58
Frontier Corp.                                       2,900        58
Comcast Corp., Class A (Special)                     2,700        58

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1997 (Unaudited)                                                     6

                                                              MARKET
                                                 NUMBER OF     VALUE
                                                    SHARES     (000)
---------------------------------------------------------------------
Advanced Micro Devices, Inc.*                        1,600    $   58
Reynolds Metals Co.                                    800        57
Hercules, Inc.                                       1,200        57
GPU, Inc.                                            1,600        57
Central & Southwest Corp.                            2,700        57
Sonat, Inc.                                          1,100        56
MBIA, Inc.                                             500        56
Cinergy Corp.                                        1,620        56
Grace (W.R.) & Co.                                   1,000        55
Fluor Corp.                                          1,000        55
Dun & Bradstreet Corp.                               2,100        55
Allegheny Teledyne, Inc.                             2,040        55
Laidlaw, Inc., Class B, (non-voting)                 3,900        54
TJX Companies, Inc.                                  2,000        53
Northrop Grumman Corp.                                 600        53
National Semiconductor Corp.*                        1,700        52
Ahmanson (H. F.) & Co.                               1,200        52
Western Atlas, Inc.*                                   700        51
Morton International, Inc.                           1,700        51
LSI Logic Corp.*                                     1,600        51
Cabletron Systems, Inc.*                             1,800        51
Baltimore Gas & Electric Co.                         1,900        51
HealthSouth Corp.*                                   2,000        50
DTE Energy Co.                                       1,800        50
Beneficial Corp.                                       700        50
Willamette Industries, Inc.                            700        49
Whirlpool Corp.                                        900        49
Union Electric Co.                                   1,300        49
Placer Dome, Inc.                                    3,000        49
Nordstrom, Inc.                                      1,000        49
Golden West Financial Corp.                            700        49
Stanley Works (The)                                  1,200        48
Perkin-Elmer Corp.                                     600        48
Dow Jones & Co., Inc.                                1,200        48
Dillard Department Stores, Inc., Class A             1,400        48
Southwest Airlines Co.                               1,800        47
Northern States Power Co.                              900        47
Hasbro, Inc.                                         1,650        47
Grainger (W.W.), Inc.                                  600        47

Pennzoil Co.                                           600    $   46
Humana, Inc.*                                        2,000        46
Union Camp Corp.                                       900        45
Tandy Corp.                                            800        45
Raychem Corp.                                          600        45
PACCAR, Inc.                                           950        44
Mead Corp.                                             700        44
Brown-Forman Corporation, Class B                      900        44
Harcourt General, Inc.                                 900        43
Circuit City Stores, Inc.                            1,200        43
Sigma-Aldrich Corp.                                  1,200        42
Liz Claiborne, Inc.                                    900        42
Harris Corp.                                           500        42
Great Lakes Chemical Corp.                             800        42
Dana Corp.                                           1,100        42
Block (H & R), Inc.                                  1,300        42
Autozone, Inc.                                       1,800        42
Woolworth Corp.                                      1,700        41
Wendy's International, Inc.                          1,600        41
Ohio Edison Co.                                      1,900        41
Johnson Controls, Inc.                               1,000        41
James River Corp.                                    1,100        41
Engelhard Corp.                                      1,950        41
Brunswick Corp.                                      1,300        41
Black & Decker Corp.                                 1,100        41
PP & L Resources, Inc.                               2,000        40
Ikon Office Solutions, Inc.                          1,600        40
FMC Corp.*                                             500        40
USX-U.S. Steel Group                                 1,100        39
Providian Corp.                                      1,200        39
Columbia Gas Systems, Inc.                             600        39
Temple-Inland, Inc.                                    700        38
Lehman Brothers Holdings, Inc.                         940        38
Kerr-McGee Corp.                                       600        38
Ecolab, Inc.                                           800        38
Reebok International Ltd.                              800        37
Pacific Enterprises                                  1,100        37
General Instrument Corp.*                            1,500        37
Countrywide Credit Industries, Inc.                  1,200        37

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1997 (Unaudited)                                                     7

                                                              MARKET
                                                 NUMBER OF     VALUE
                                                    SHARES     (000)
---------------------------------------------------------------------
Ashland, Inc.                                          800   $    37
Armstrong World Industries, Inc.                       500        37
American Greetings Corp., Class A                    1,000        37
AEGON, N.V.                                            521        37
Ryder System, Inc.                                   1,100        36
Cummins Engine Co., Inc.                               500        36
Rowan Companies, Inc.*                               1,200        34
Mallinckrodt Group, Inc.                               900        34
Deluxe Corp.                                         1,000        34
Ceridian Corp.*                                        800        34
Whitman Corp.                                        1,300        33
Westvaco Corp.                                       1,050        33
St. Jude Medical, Inc.                                 850        33
Polaroid Corp.                                         600        33
Pall Corp.                                           1,400        33
ITT Industries, Inc.                                 1,300        33
DSC Communications Corp.*                            1,500        33
----------------------------------------------------------------------
TOTAL 400-LARGEST STOCKS                                      79,716
----------------------------------------------------------------------
Bausch & Lomb, Inc.                                    700        33
US Airways Group, Inc.*                                900        32
Thomas & Betts Corp.                                   600        32
Tandem Computers, Inc.*                              1,600        32
Novell, Inc.*                                        4,600        32
Adobe Systems, Inc.                                    900        32
USF&G Corp.                                          1,300        31
SuperValu, Inc.                                        900        31
Nalco Chemical Co.                                     800        31
Mercantile Stores Co., Inc.                            500        31
Maytag Corp.                                         1,200        31
Fruit of the Loom, Inc., Class A*                    1,000        31
Comcast Corp., Class A                               1,500        31
United States Surgical Corp.                           800        30
Snap-On, Inc.                                          750        30
Silicon Graphics, Inc.*                              2,000        30
Oryx Energy Co.                                      1,400        30
Louisiana-Pacific Corp.                              1,400        30
Biomet, Inc.                                         1,600        30
Bemis Company, Inc.                                    700        30

Tupperware Corp.                                       800     $  29
National Service Industries, Inc.                      600        29
Echlin, Inc.                                           800        29
Cyprus Amax Minerals Co.                             1,200        29
Cox Communications, Inc. Class A*                    1,229        29
ALZA Corp.*                                          1,000        29
Timken Co.                                             800        28
Sun Company, Inc.                                      900        28
Moore Corporation Ltd.                               1,400        28
Andrew Corp.*                                          993        28
Pep Boys-Manny, Moe & Jack                             800        27
Payless ShoeSource, Inc.*                              496        27
Owens-Corning Fiberglas Corp.                          600        26
NorAm Energy Corp.                                   1,700        26
Millpore Corp.                                         600        26
Manor Care, Inc.                                       800        26
Goodrich (B.F.) Co.                                    600        26
Giant Foods, Inc., Class A                             800        26
General Signal Corp.                                   600        26
NICOR, Inc.                                            700        25
Homestake Mining Co.                                 1,900        25
Harnischfeger Industries, Inc.                         600        25
Crane Co.                                              600        25
Bard (C.R.), Inc.                                      600        25
Allergan, Inc.                                         800        25
Tektronix, Inc.                                        400        24
Scientific-Atlanta, Inc.                             1,100        24
Cooper Tire & Rubber Co.                             1,100        24
Meridith Corp.                                         800        23
McDermott International, Inc.                          800        23
Louisiana Land & Exploration Co.                       400        23
Harrah's Entertainment, Inc.*                        1,250        23
Autoliv, Inc.*                                         579        23
Autodesk, Inc.                                         600        23
Apple Computer, Inc.                                 1,600        23
Alberto-Culver Co, Class B                             800        22
Boise Cascade Corp.                                    600        21
Worthington Industries, Inc.                         1,100        20

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1997 (Unaudited)                                                     8

                                                              MARKET
                                                 NUMBER OF     VALUE
                                                    SHARES     (000)
---------------------------------------------------------------------
Foster Wheeler Corp.                                   500   $    20
ENSERCH Corp.                                          900        20
Darden Restaurants, Inc.                             2,200        20
Briggs & Stratton Corp.                                400        20
Santa Fe Energy Resources, Inc.                      1,300        19
Peoples Energy Corp.                                   500        19
Navistar International Corp.*                        1,100        19
Caliber System, Inc.                                   500        19
Beverly Enterprises, Inc.*                           1,200        19
Aeroquip-Vickers, Inc.                                 400        19
Unisys Corp. *                                       2,400        18
Potlatch Corp.                                         400        18
Fleetwood Enterprises, Inc.                            600        18
Asarco, Inc.                                           600        18
Niagara Mohawk Power Co.                             2,000        17
King World Productions, Inc.*                          500        17
Helmerich & Payne, Inc.                                300        17
Stone Container Corp.                                1,100        16
Shared Medical Systems Corp.                           300        16
Longs Drug Stores Corp.                                600        16
Jostens, Inc.                                          600        16
Inland Steel Industries, Inc.                          600        16
Centex Corp.                                           400        16
Bethlehem Steel Corp.*                               1,500        16
Battle Mountain Gold Co.                             2,800        16
Russell Corp.                                          500        15
Safety-Kleen Corp.                                     800        14
Pulte Corp.                                            400        14
Great Atlantic & Pacific Tea Co., Inc.                 500        14
Covance, Inc.*                                         725        14
Amdahl Corp.*                                        1,600        14
ONEOK, Inc.                                            400        13
EG & G, Inc.                                           600        13
Data General Corp.*                                    500        13
Coors (Adolph) Co., Class B                            500        13
Cincinnati Milacron, Inc.                              500        13
Ball Corp.                                             400        12
Springs Industries, Inc., Class A                      200        11
El Paso Natural Gas Co.                                204        11

Giddings & Lewis, Inc.                                 500    $   10
Eastern Enterprises                                    300        10
Stride Rite Corp.                                      700         9
Schweitzer-Mauduit International, Inc.                 230         9
Newport News Shipbuilding & Dry Dock Co.               440         9
Kaufman & Broad Home Corp.                             500         9
Harland (J.H.) Co.                                     400         9
Fleming Companies, Inc.                                500         9
Echo Bay Mines Ltd.                                  1,600         9
Earthgrains Co.                                        128         8
Roadway Express, Inc.                                  300         7
Quest Diagnostics, Inc.*                               362         7
Charming Shoppes, Inc.                               1,400         7
Zurn Industries, Inc.                                  200         6
NACCO Industries, Inc., Class A                        100         6
Bassett Furniture Industries, Inc.                     200         6
Armco, Inc.                                          1,500         6
Intergraph Corp.*                                      600         5
GC Companies, Inc.*                                    120         5
Strattec Security Corp.*                               180         4
Aviall, Inc.                                           300         4
Highlands Insurance Group, Inc.*                       160         3
Bally Total Fitness Holding Co.*                       175         2
CyberGuard Corp.*                                       90         1
Crown Vantage, Inc.*                                   120         1
Brunos, Inc.*                                           31         1
                                                            ---------
TOTAL COMMON STOCKS - 94.3%
   (Cost $44,488,215)                                         82,095
                                                            ---------
PREFERRED STOCK - 0 .1%
   (Cost $9,274)
Aetna, Inc., Class C*                                  142        13
                                                            ---------
WARRANTS -0 .1%
   (Cost $162)
Morrison Knudsen Corp., Expire 2003*                    46         1
                                                            ---------

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES (Continued)
June 30, 1997 (Unaudited)                                                     9




                                                              MARKET
                                                                VALUE
                                                 PRINCIPAL      (000)
----------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 5.6%
COMMERCIAL PAPER - 5.3%
American Express Credit Corp., 5.45%, 7/2/97     $     100   $    100
GTE Funding, Inc., 5.57%, 7/21/97                    2,002      2,002
Southern N. E. Telecomm. Corp.,
   5.58%, 7/7/97                                       914        914
Toys 'R' Us, Inc., 5.52%, 7/9/97                     1,553      1,553
U.S. GOVERNMENT AND AGENCIES - 0.3%
U. S. Treasury Bills,
   5.115%, 7/10/97**                                   260        260
                                                            ----------
TOTAL SHORT-TERM OBLIGATIONS
   (Cost $4,828,695)                                            4,829
                                                            ----------
TOTAL INVESTMENT IN SECURITIES - 100.1%
   (Total Cost $49,326,346)                                    86,938
Liabilities Less Cash and Other Assets  - (0.1)%                 (34)
                                                            ----------
NET ASSETS - 100.0%                                          $ 86,904
                                                            ==========
 (equivalent to $14.94 per share based on 5,816,140 shares outstanding)

        * Non-income producing securities.
       ** Pledged as initial margin for Stock Index Futures Contracts.
      *** At June 30, 1997, the Fund was long 12 S&P 500 Futures Contract expiring in September 1997. Unrealized loss amounted to $34,800.

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                   10



STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)
-------------------------------------------------------
                                       (IN THOUSANDS)

ASSETS:
Investments at market value
   (Cost $49,326,346)                      $    86,938
Cash                                                50
Receivable for fund shares sold                     11
Dividend receivable                                 98
Investment for deferred compensation
plan (Cost $61,629)                                 78
Other                                               23
                                         --------------
     TOTAL ASSETS                               87,198
                                         --------------
LIABILITIES:
Payable for investments purchased                   95
Payable for fund shares repurchased                  7
Deferred directors' fees payable                    78
Accrued advisory fees payable                       19
Variation margin payable                            40
Other accrued expenses (including $17,764
   due to affiliate)                                55
                                         --------------
     TOTAL LIABILITIES                             294
                                         --------------

NET ASSETS (Equivalent to $14.94 per share based on 5,816,140 shares outstanding)

                                          $     86,904
                                         ==============

COMPONENTS OF NET ASSETS:
Paid-in capital                           $     46,255
Undistributed net investment income                624
Unrealized appreciation of investments          37,593
Accumulated net realized gain                    2,432
                                         --------------
NET ASSETS                                $     86,904
                                         ==============



STATEMENT OF OPERATIONS
Six months ended June 30, 1997 (Unaudited)
----------------------------------------------------------------------

                                                        (IN THOUSANDS)
INVESTMENT INCOME
Income:
   Dividend                                             $            689
   Interest                                                           95
                                                       ------------------
                                                                     784
Expenses:
   Investment advisory fees                                           97
   Custodian fees                                                     63
   Administrative services                                            28
   Directors' fees                                                    13
   Auditing and legal fees                                             9
   Shareholder reports                                                 7
   Other                                                               3
                                                       ------------------

   Total expenses                                                    220
   Less expenses waived by advisor                                  (123)
                                                       ------------------

   Net Expenses                                                       97

NET INVESTMENT INCOME                                                687
                                                       ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS
Net realized gain from investments                                 1,761
Net realized gain from futures contracts                             817
Unrealized appreciation of investments                            11,766
Net unrealized loss from futures contracts                           (35)
                                                       ------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                   14,309
                                                       ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $         14,996
                                                       ==================

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                   11
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)


                                          SIX MONTHS
                                             ENDED           YEAR ENDED
                                           JUNE 30,         DECEMBER 31,
                                             1997               1996
                                             ----               ----
                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                    $          687     $       1,220
Net realized gain from investments                1,761             2,228
Net realized gain from futures
  contracts                                         817               421
Unrealized appreciation on investments           11,766            10,040
Unrealized depreciation on futures
   contracts                                        (35)               (5)
                                        ----------------   ---------------
Net increase in net assets
   from operations                               14,996            13,904
                                        ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  ($.29 per share)                                    -            (1,599)
In excess of net investment income
  (less than $.01 per share)                          -                (7)
From net realized gain
   ($.45 per share)                                   -            (2,487)
                                        ----------------   ---------------

Total distributions to shareholders                   -            (4,093)
                                        ----------------   ---------------

CAPITAL SHARE TRANSACTIONS:
   Net increase (decrease) from capital
   share transactions                               395            (4,581)
                                        ----------------   ---------------
NET INCREASE IN NET ASSETS                       15,391             5,230

NET ASSETS:
Beginning of period                              71,513            66,283
                                        ----------------   ---------------
End of period (Including undistributed
   net investment income of $624,038
   and overdistributed net investment
   income of $62,747)                    $       86,904     $      71,513
                                        ================   ===============

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                   12
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. UTILIZATION OF INDEXATION APPROACH. The CIGNA Variable Products S&P 500 Index Fund (the "Fund") seeks to achieve its long term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

FUTURES CONTRACTS - The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income or excise taxes on realized income have been accrued.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. Payments in excess of financial accounting income due to differences between financial and tax accounting, to meet the minimum distribution requirements for tax basis income, are deducted from paid in capital when such differences are determined to be permanent.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees were paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. Beginning January 1, 1996, CII voluntarily agreed to reimburse the Fund for any amount by which its expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.60% of average daily net assets. Effective January 1, 1997, this was lowered to 0.25% of average daily net assets until December 31, 1997, and afterwards to the extend described in the Fund's then current prospectus.

The Fund reimburses CII for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 1997, the Fund paid or accrued $27,781.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                   13
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


4. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $1,486,008 and $4,172,440, respectively, for the six months June 30, 1997. As of June 30, 1997, the cost of securities held for Federal income tax purpose was $49,767,823. At June 30, 1997, unrealized appreciation for Federal income tax purposes aggregated $37,169,721, of which $38,244,790 related to appreciated securities and $1,075,069 related to depreciated securities.

6. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 5,816,140 shares outstanding at June 30, 1997, 5,678,350, shares were held by State Street Bank and Trust Company as custodian under an agreement with Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by that company. The remainder, representing 2.4% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                   14
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Transactions in capital stock were as follows:

                                                  Six Months Ended                                 Year Ended
                                                   June 30, 1997                                December 31, 1996
                                          Shares                   Amount                Shares                  Amount
                                          (000)                     (000)                (000)                   (000)
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                      430            $        5,532                  86            $         1,004

Shares issued to shareholders
  in reinvestment of dividends
  and distributions                                -                         -                 341                      4,093
                                      ---------------          ----------------     -----------------      -------------------
                                                 430                     5,532                 427                      5,097


Shares redeemed                                 (383)                   (5,137)               (822)                    (9,678)
                                      ---------------          ----------------     -----------------      -------------------

Net increase (decrease)                           47            $          395                (395)           $        (4,581)
                                      ===============          ================     =================      ===================


--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                   15
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.  FINANCIAL HIGHLIGHTS.  The following selected per share data, ratios and supplemental data is computed on the basis of a share outstanding throughout the period:


----------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED
                                                  JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                   1997         1996         1995         1994         1993         1992
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD              $  12.40     $  10.75     $  8.19      $  9.20      $  11.94     $  12.83
                                                 ----------   ----------   ----------   ----------   ----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income*                                0.12         0.22         0.21        0.19          0.16         0.12
Net realized and unrealized gain (loss)               2.42         2.17         2.80       (0.13)         0.22         0.34
                                                     -----        -----        -----       ------         -----        ----

TOTAL FROM INVESTMENT OPERATIONS                      2.54         2.39         3.01        0.06          0.38         0.46
                                                     -----        -----        -----        -----         -----        ----
LESS DISTRIBUTIONS:
From net investment income                               -        (0.29)       (0.27)      (0.14)        (0.17)       (0.12)
From capital gains                                       -        (0.45)       (0.18)      (0.85)        (2.95)       (1.23)

In excess of net capital gains                           -            -            -       (0.08)           -            -
                                                     -----        ------       ------     -------       -------       -------
TOTAL DISTRIBUTIONS                                      -        (0.74)       (0.45)      (1.07)        (3.12)       (1.35)
                                                     -----        ------       ------     -------       -------       -------
NET ASSET VALUE, END OF PERIOD                      $14.94       $12.40        $10.75     $ 8.19        $ 9.20        $11.94
                                                    ------       -------       -------    -------       -------       -------

TOTAL INVESTMENT RETURN                              20.48%       22.48%       36.82%        0.67%        2.97%         3.59%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)           $ 86,904     $ 71,513     $ 66,283    $  54,728    $  61,478      $ 68,287
Ratio of operating expenses to average net
  assets                                              0.12% a      0.60% a      0.73%        0.78%        0.66%         0.59%
Ratio of net investment income to average net
  assets                                              0.88% b      1.78% b      2.05%        2.23%        1.30%         0.94%
Portfolio turnover                                       2%           4%           4%           4%         185% **        82%
Average commission rate***                         $0.0282      $0.0272

a. Ratios of expenses to average net assets prior to expense reimbursements were 0.28% and 0.64% for 1997 and 1996, respectively.
b. Ratios of net investment income to average net assets prior to expense reimbursements were 0.72% and 1.74% for 1997 and 1996, respectively.
* Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent difference between financial and tax accounting.
** During November 1993, the portfolio was indexed to the S&P 500, resulting in a complete turnover of the portfolio at that time.
*** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rule structures may differ.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                   16



TRUSTEES:                                OFFICERS:

R. Bruce Albro (Chairman)                R. Bruce Albro
Senior Managing Director,                Chairman of the Board and President
CIGNA Investments, Inc.
                                         Alfred A. Bingham III
Hugh R. Beath                            Vice President and Treasurer
Advisory Director,
AdMedia Corporate Advisors, Inc.         Jeffrey S. Winer
                                         Vice President and Secretary
Russell H. Jones
Vice President and Treasurer,
Kaman Corporation                        CUSTODIAN AND TRANSFER AGENT:
                                         State Street Bank and Trust Company
Paul J. McDonald                         P.O. Box 2351
Senior Executive Vice President          Boston, Massachusetts 02107
and Chief Administrative Officer,
Friendly Ice Cream Corporation           INVESTMENT ADVISER:
                                         CIGNA Investments, Inc.
Arthur C. Reeds, III                     900 Cottage Grove Road
President, CIGNA Investment              Hartford, Connecticut 06152
Management and CIGNA
Investments, Inc.                        ADDRESS OF THE FUND:
                                         950 Winter Street
                                         Suite 1200
                                         Waltham, Massachusetts 02154


--------------------------------------------------------------------------------
"Standard & Poor's/R/", "S&P/R/," "Standard & Poor's 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.